Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia ETF Trust I
Prospectus Date	rr_ProspectusDate	Aug. 01, 2019
Document Creation Date	dei_DocumentCreationDate	Sep. 25, 2019